CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
CASH

NOTE 5 – CASH

The following table provides a reconciliation of cash and restricted cash reported within the balance sheets, which sum to the total of such amounts as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Cash	$10,209	$22,415
Restricted cash included in other assets	3,297	3,297
Total cash and restricted cash	$13,506	$25,712

NOTE 4 – CASH

The following table provides a reconciliation of cash and restricted cash reported within the balance sheets on December 31, 2019 and 2018, which sum to the total of such amounts shown in the accompanying audited consolidated statements of cash flows (in thousands):

	2019	2018
Cash	$22,415	$3,463
Restricted cash	—	2,316
Restricted cash included in other assets	3,297	—
Total cash and restricted cash as shown in the consolidated statements of cash flows	$25,712	$5,779